Commitments	12 Months Ended
Dec. 31, 2017
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Commitments
34	COMMITMENTS

(a) Operating lease commitments

Operating lease commitments of the Group are mainly for leasing of land, buildings and equipment. Leases range from 1 to 50 years and usually do not contain renewal options. Future minimum lease payments as of December 31, 2017 and 2016 under non-cancellable operating leases are as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
No later than 1 year	11,519	10,108
Later than 1 year and no later than 5 years	37,033	30,757
Later than 5 years	180,833	148,961

	229,385	189,826

(b) Capital commitments

At December 31, 2017, the Group’s capital commitments contracted but not provided for mainly relating to property, plant and equipment were RMB 70,563 (December 31, 2016: RMB 59,664).

The operating lease and capital commitments above are transactions mainly with CNPC and its fellow subsidiaries.

(c) Exploration and production licenses

The Company is obligated to make annual payments with respect to its exploration and production licenses to the Department of Natural Resources. Payments incurred were RMB 609 for the year ended December 31, 2017 (2016: RMB 639, 2015: RMB 643).

According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Within one year	800	800
Between one and two years	800	800
Between two and three years	800	800
Between three and four years	800	800
Between four and five years	800	800